LOANS, FINANCING AND DEBENTURES (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
FINANCING AND LOANS
Net receivables	R$ 178,149	R$ 1,021,645
Bonds receivable	450,000
Principal	286,410	671,236
Charges	81,330	21,603
Current	367,740	692,839
Non-current	260,409	328,806
Loans, financing and bonds receivable	628,149	1,021,645
Amazonas Energia S.A.
FINANCING AND LOANS
Gross receivables	R$ 4,593,471	4,596,971
Amazonas Energia S.A. | Minimum
FINANCING AND LOANS
Average rate	5.00%
Amazonas Energia S.A. | Maximum
FINANCING AND LOANS
Average rate	16.10%
AES Eletropaulo
FINANCING AND LOANS
Gross receivables		354,779
Equatorial Alagoas Distribuidora de Energa S.A.
FINANCING AND LOANS
Gross receivables		389,979
Boa Vista S.A.
FINANCING AND LOANS
Gross receivables	R$ 154,276	148,219
Boa Vista S.A. | Minimum
FINANCING AND LOANS
Average rate	5.89%
Boa Vista S.A. | Maximum
FINANCING AND LOANS
Average rate	15.84%
Itaipu Binacional
FINANCING AND LOANS
Gross receivables		84,133
Others
FINANCING AND LOANS
Gross receivables	R$ 188,094	183,653
Others | Minimum
FINANCING AND LOANS
Average rate	5.00%
Others | Maximum
FINANCING AND LOANS
Average rate	10.00%
(-) ECL
FINANCING AND LOANS
Gross receivables	R$ (4,757,692)	R$ (4,736,089)
Transnorte Energia
FINANCING AND LOANS
Bonds receivable	R$ 450,000
Transnorte Energia | Minimum
FINANCING AND LOANS
Average rate on bonds	13.79%
Transnorte Energia | Maximum
FINANCING AND LOANS
Average rate on bonds	13.79%